GOING CONCERN AND MANAGEMENT PLANS (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 29, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net income		$ 33,624,757	$ (4,836,115)	$ 26,908,771	$ (7,340,038)	$ (13,852,249)	$ 801,352
Retained earnings (accumulated deficit)		$ 11,676,868		11,676,868		(15,231,903)	(1,379,654)
Working capital						127,874	11,657,615
Decrease in working capital							$ 11,529,741
Proceeds from private placement of common stock and warrants, net of offering costs	$ 9,000,000			$ 2,941,960
Vaporin [Member]
Company issued and sold value						25,000,000
March 4, 2015 [Member]
Company issued and sold value						3,500,000
Proceeds from private placement of common stock and warrants, net of offering costs						$ 2,900,000
Issued common stock during period						3,432,314
Number of warrants to purchase shares						2,735,132